UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: November 13, 2002



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $60,097
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None




3-D PHARMACEUTICALS      COM       88554W104     7,617  2,564,579   SH         Sole      2,564,579
ACTIVE POWER INC         COM       00504W100     1,117    833,669   SH         Sole        833,669
AGERE SYS INC            CL B      00845V209       105    106,516   SH         Sole        106,516
AIRSPAN NETWORKS INC     COM       00950H102       665  1,510,253   SH         Sole      1,510,253
AVANT IMMUNOTHER         COM       053491106       990    899,954   SH         Sole        899,954
BIOTRANSPLANT INC        COM       09066Y107     1,463    840,595   SH         Sole        840,595
CAPSTONE TURBINE CORP    COM       14067D102     1,191  2,019,453   SH         Sole      2,019,453
CHIQUITA BRNDS INT INC   COM       170032809       350     22,662   SH         Sole         22,662
CISCO SYS INC            COM       17275R102       106     10,107   SH         Sole         10,107
COEURDALENE MNS CO IDA   COM       192108108        63     40,000   SH         Sole         40,000
COMMERCE ONE INC DEL     COM       200693109       296     99,727   SH         Sole         99,727
CYBERONICS INC           COM       23251P102    18,273  1,061,739   SH         Sole      1,061,739
DIACRIN INC              COM       25243N103     1,729  1,694,867   SH         Sole      1,694,867
DIVERSA CORP             COM       255064107    13,982  1,639,154   SH         Sole      1,639,154
DYAX CORP                COM       26746E103       524    284,616   SH         Sole        284,616
FIDELITY NTL INFORMTN    COM       31620P109       513     33,542   SH         Sole         33,542
GENAERA CORP             COM       36867G100       170    261,890   SH         Sole        261,890
GENZYME-BIOSURGERY       COM       372917708        48     25,801   SH         Sole         25,801
GENZYME-MOLECULAR        COM       372917500       113    115,265   SH         Sole        115,265
IVILLAGE INC             COM       46588H105       970  1,672,319   SH         Sole      1,672,319
LUCENT TECHNLOGIES       COM       549463107       306    402,614   SH         Sole        402,614
MILLENNIUM PHARMACTLS    COM       599902103       162     17,388   SH         Sole         17,388
MISSION RESOURCES CORP   COM       605109107     1,254  1,334,409   SH         Sole      1,334,409
MUSICMAKER COM INC       COM       62757C207       216    166,315   SH         Sole        166,315
ONESOURCE INFO SVCS      COM       68272J106     2,315    368,065   SH         Sole        368,065
QUOVADX INC              COM       74913K106        88     62,686   SH         Sole         62,686
SILICON LABORATORIES     COM       826919102     1,834    100,076   SH         Sole        100,076
VERSICOR INC             COM       925314106     3,572    419,230   SH         Sole        419,230
VIROPHARMA INC           COM       928241108        65     64,804   SH         Sole         64,804


